Equity (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Share-based Compensation Expense
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014

	U.S. $ in thousands
Cost of sales	$1,797	$1,034	$3,630	$1,946
Research and development, net	1,506	885	3,374	1,823
Selling, general and administrative	6,261	5,159	12,320	10,045
Total stock-based compensation expenses	$9,564	$7,078	$19,324	$13,814

Summary of Stock Options Activity
		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2015	1,719,241	$43.89
Granted	4,360	55.94
Exercised	(107,914)	20.01
Forfeited	(43,584)	59.54
Options outstanding as of June 30, 2015	1,572,103	$44.62
Options exercisable as of June 30, 2015	961,482	$26.73

Summary of RSUs activity
		Weighted Average
	Number of RSUs	Grant Date Fair Value
RSUs outstanding as of January 1, 2015	667,498	$94.19
Granted	80,685	66.50
Forfeited	(65,261)	92.50
RSUs outstanding as of June 30, 2015	682,922	$91.08

Schedule of Accumulated other comprehensive income (loss)
	Six months ended June 30, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive income before
reclassifications	327	(5,420)	$(5,093)
Amounts reclassified from accumulated
other comprehensive income	1,311	-	$1,311
Other comprehensive income (loss)	1,638	(5,420)	(3,782)
Balance as of June 30, 2015	$395	$(7,824)	$(7,429)

	Six months ended June 30, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total

	U.S. $ in thousands
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	234	(523)	-	(289)
Amounts reclassified from accumulated
other comprehensive income	(190)	-	167	(23)
Other comprehensive income (loss)	44	(523)	167	(312)
Balance as of June 30, 2014	$197	$1,399	$-	$1,596